Organization and Going Concern	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Notes to Financial Statements
NOTE 1 - Organization and Going Concern

Basis of Presentation

The unaudited financial statements of New Energy Technologies, Inc. as of May 31, 2014, and for the three and nine months ended May 31, 2014 and 2013, have been prepared in accordance with accounting principles generally accepted in the United States for interim financial reporting and include the Company’s wholly-owned subsidiaries, Sungen Energy, Inc. (“Sungen”), Kinetic Energy Corporation (“KEC”), and New Energy Solar Corporation (“New Energy Solar”). Accordingly, they do not include all of the disclosures required by accounting principles generally accepted in the United States for complete financial statements and should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended August 31, 2013, as filed with the Securities and Exchange Commission as part of the Company's Form 10-K. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation of the interim financial information have been included. The Company did not record an income tax provision during the periods presented due to net taxable losses. The results of operations for any interim period are not necessarily indicative of the results of operations for the entire year.

Recent Accounting Pronouncements

On June 10, 2014, accounting principles generally accepted in the United States were amended to remove the definition of a development stage entity thereby removing the financial reporting distinction between development stage entities and other reporting entities. In addition, the amendments eliminate the requirements for the Company to present inception-to-date information and to label the consolidated financial statements as those of a development stage entity. The amendments are effective for the Company’s consolidated financial statements as of August 31, 2016, and interim periods therein; however, early application of each of the amendments is permitted for any reporting period. As of the date these consolidated financial statements were issued, the Company was in the process of evaluating the impact of implementing the amendments. Subsequent to the Company’s adoption of the amendments, the Company will no longer present inception-to-date information in the consolidated statements of operations, stockholders' equity, and cash flows. In addition, the consolidated financial statements will no longer be labeled as those of a development stage entity.

Organization

New Energy Technologies, Inc. (the “Company,”) was incorporated in the State of Nevada on May 5, 1998, under the name “Octillion Corp.” On December 2, 2008, the Company amended its Articles of Incorporation to effect a change of name to New Energy Technologies, Inc. The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Sungen, KEC, and New Energy Solar. The Company’s common stock, par value $0.001 per share, is quoted on The OTC Markets Group, Inc. QB tier under the ticker symbol “NENE.”

The Company is a renewable and alternative energy company, developing two novel technologies for generating sustainable electricity, one of which collects light energy from the sun and artificial sources (SolarWindow™), and the other harvests kinetic energy present in moving vehicles (MotionPower™). The Company’s proprietary, patent-pending technologies and products, which are the subjects of one hundred and one (101) patent-filings, have been invented, designed, engineered, and prototyped in preparation for further field testing, product development, and eventual commercial deployment.

The Company’s SolarWindow™ technology generates electrical energy when the electricity-generating coating is applied to glass and flexible plastic surfaces creating semi-transparent, see-through organic photovoltaic (OPV) solar cells. If successfully developed, SolarWindow™ could potentially be used on any of the more than 85 million commercial and residential buildings in the United States alone (U.S. Census Bureau, 2007 American Housing Survey & U.S. Energy Information Administration, 2003 Commercial Buildings Energy Consumption Survey). The Company’s SolarWindow™ technology is the subject of forty-two (42) patent filings.

The Company’s MotionPower™ technology harvests, or captures, the “kinetic” or “motion” energy of cars, trucks, buses, and heavy commercial vehicles when they pass over the system or slow down. MotionPower™ captures kinetic energy and converts it into electricity. If successfully developed, MotionPower™ could potentially be used to harvest kinetic energy generated by any of the estimated 250 million vehicles registered in America (U.S. Department of Transportation Federal Highway Administration, 2008 Highway Statistics), which drive approximately six billion miles on our nation’s roadways every day (U.S. Environmental Protection Agency). The Company’s MotionPower™ technology is the subject of fifty-nine (59) patent filings.

The Company’s product development programs involve ongoing research and development efforts, and the commitment of significant resources to support the extensive invention, design, engineering, testing, prototyping, and intellectual property initiatives carried-out by its contract engineers, scientists, and consultants.

The Company continues to assess the ongoing development and value propositions of its novel SolarWindow™ and MotionPower™ technologies. This assessment helps the Company strategically focus on specific technology development which best delivers significant long-term commercial competitive advantages.

As of May 31, 2014, the Company had accumulated a total deficit of $19,454,756 from operations in pursuit of the Company’s development and commercialization objectives.

The Company intends to finance its operations primarily through existing cash and possible future financing transactions. As of May 31, 2014, the Company had cash and cash equivalents of $1,364,454. Based upon the Company’s current and near term anticipated level of operations and expenditures, the Company believes that cash on hand should be sufficient to enable the Company to continue operations into the Company’s fiscal year ending August 31, 2015.

The Company is subject to a number of risks, including its ability to successfully develop SolarWindow™ and MotionPower™ technologies into commercially viable products, the Company’s ability to obtain financing as and when the Company needs it, competition from existing and new products, fluctuation of quarterly financial results, loss of key personnel, uncertain protection for the Company’s intellectual property, litigation or other proceedings, dependence on corporate partners and collaborators and future changes in its target markets that may adversely affect the Company.

Organization

New Energy Technologies, Inc. (the “Company”, "we", "us", "our") was incorporated in the State of Nevada on May 5, 1998, under the name “Octillion Corp.” On December 2, 2008, the Company amended its Articles of Incorporation to effect a change of name to New Energy Technologies, Inc. The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Sungen Energy, Inc. (“Sungen”), Kinetic Energy Corporation (“KEC”), and New Energy Solar Corporation (“New Energy Solar”).

Sungen was incorporated on July 11, 2006, in the State of Nevada and is currently inactive.

KEC was incorporated on June 19, 2008, in the State of Nevada and holds the patents related to the Company’s MotionPower™ technology. The Company’s business activities related to the MotionPower™ technology are conducted through KEC.

New Energy Solar was incorporated on February 9, 2009, in the State of Florida and has entered into agreements with USF to sponsor research related to the Company’s SolarWindow™ technology.

On March 16, 2011, pursuant to a consent signed by the Company’s shareholders owning a majority of the Company’s then issued and outstanding shares of common stock, the Company filed a Certificate of Amendment to its Certificate of Incorporation increasing its authorized shares of common stock, $0.001 par value, from 100,000,000 to 300,000,000.

On August 19, 2011, the Company established Nakoda Energy, Inc. (“Nakoda”), a California corporation and wholly owned subsidiary of the Company, which began operations in September 2011. Due to the high costs associated with growing operations and difficult financing environment, management suspended all Nakoda related operations as of November 30, 2011. On January 20, 2012, management completed the sale of Nakoda pursuant to a stock purchase agreement. The Company did not recognize any revenue from Nakoda related operations nor were there any recorded assets or liabilities as of and during the periods presented.

The Company is a renewable and alternative energy company, actively developing two novel technologies for generating sustainable electricity, one of which collects light energy from the sun and artificial sources (SolarWindow™), and the other harvests kinetic energy present in moving vehicles (MotionPower™). The Company’s proprietary, patent-pending technologies and products, which are the subjects of one hundred and one (101) patent-filings, have been invented, designed, engineered, and prototyped in preparation for further field testing, product development, and eventual commercial deployment.

The Company’s SolarWindow™ technology generates electrical energy when the electricity-generating coating is applied to glass and plastic surfaces creating semi-transparent, see-through solar cells. If successfully developed, SolarWindow™ could potentially be used on any of the more than 85 million commercial and residential buildings in the United States alone (U.S. Census Bureau, 2007 American Housing Survey & U.S. Energy Information Administration, 2003 Commercial Buildings Energy Consumption Survey). The Company’s SolarWindow™ technology is the subject of forty-two (42) patent filings.

The Company’s MotionPower™ technology harvests, or captures, the “kinetic” or “motion” energy of cars, trucks, buses, and heavy commercial vehicles when they pass over the system or slow down before coming to a stop. MotionPower™ converts this captured energy into electricity. If successfully developed, MotionPower™ could potentially be used to harvest kinetic energy generated by any of the estimated 250 million vehicles registered in America (U.S. Department of Transportation Federal Highway Administration, 2008 Highway Statistics), which drive approximately six billion miles on our nation’s roadways every day (U.S. Environmental Protection Agency). The Company’s MotionPower™ technology is the subject of fifty-nine (59) patent filings.

The Company’s product development programs involve ongoing research and development efforts, and the commitment of significant resources to support the extensive invention, design, engineering, testing, prototyping, and intellectual property initiatives carried-out by its contract engineers, scientists, and consultants.

The Company continues to assess the ongoing development and value propositions of its novel SolarWindow™ and MotionPower™ technologies. This assessment helps us strategically focus on specific technology development which best delivers significant long-term commercial competitive advantages.

Liquidity

The Company is a development stage company, does not have any commercialized products and has not generated any revenue since inception. The Company has an accumulated deficit of $17,053,889 as of August 31, 2013, and does not have positive cash flows from operating activities. Included in the deficit are non cash expenses totaling $4,620,369 relating to the issuance of stock for services, compensatory stock options, warrants granted for value and accretion of debt discount. The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America, which contemplates continuation of the Company as a going concern, which is dependent upon the Company’s ability to establish itself as a profitable business.

On February 1, 2013, the Company received $1,200,000 from an equity financing through the sale of its securities. As of August 31, 2013, the Company had cash and cash equivalents of $347,493. Subsequent to the Company’s fiscal year end, on October 7, 2013, the Company received proceeds of $3,000,000 in connection with issuing a 7% unsecured convertible note. Based upon its current and near term anticipated level of operations and expenditures, the Company believes that cash on hand should be sufficient to enable it to continue operations into our fiscal year ended August 31, 2015. However, there is no assurance that the Company will be able to generate revenue and achieve profitability or secure additional financing once the current cash balance is depleted.

If adequate funds are not available on reasonable terms, or at all, it would result in a material adverse effect on the Company’s business, operating results, financial condition and prospects. In particular, the Company may be required to delay, reduce the scope of or terminate one or more of its research programs, sell rights to its SolarWindow™ technology and/or MotionPowerTM technology or other technologies or products based upon such technologies, or license the rights to such technologies or products on terms that are less favorable to the Company than might otherwise be available.

Summary of Significant Accounting Policies

Principles of Consolidation

These consolidated financial statements presented are those of the Company and its wholly owned subsidiaries, Sungen, KEC, and New Energy Solar. All significant intercompany balances and transactions have been eliminated.

Estimates

The preparation of the Company’s consolidated financial statements requires management to make estimates and use assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses. These estimates and assumptions are affected by management’s application of accounting policies. On an on-going basis, the Company evaluates its estimates. Actual results and outcomes may differ materially from these estimates and assumptions.

Cash and Cash Equivalents

Cash and cash equivalents includes highly liquid investments with original maturities of three months or less. The Company has amounts deposited with financial institutions in excess of federally insured limits.

Fair Value Measurement

The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1. Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access. The Company has no assets or liabilities valued with Level 1 inputs.

Level 2. Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities. The Company has no assets or liabilities valued with Level 2 inputs.

Level 3. Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company has no assets or liabilities valued with Level 3 inputs.

Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, accounts payable and accrued liabilities approximate their fair value because of the short-term nature of these instruments and their liquidity. It is not practical to determine the fair value of our notes payable due to the complex terms. Management is of the opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.

Research and Development

Research and development costs represent costs incurred to develop the Company’s technology, including salaries and benefits for research and development personnel, allocated overhead and facility occupancy costs, supplies, equipment purchase and repair and other costs. Research and development costs are expensed when incurred, except for nonrefundable advance payments for future research and development activities which are capitalized and recognized as expense as the related services are performed.

Stock-Based Compensation

The Company measures all employee stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes-Merton formula to determine the fair value of stock-based compensation awards on the date of grant. The Black-Scholes-Merton formula requires management to make assumptions regarding the option lives, expected volatility, and risk free interest rates. See “Note 4 - Stockholders’ Equity (Deficit)” and “Note 5 - Stock Options” for additional information on the Company’s stock-based compensation plans.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carry-forwards are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is established when necessary to reduce deferred tax assets to amounts expected to be realized. The Company reports a liability for unrecognized tax benefits resulting from uncertain income tax positions, if any, taken or expected to be taken in an income tax return. Estimated interest and penalties are recorded as a component of interest expense or other expense, respectively.

Segment Reporting

The Company’s business is considered to be operating in one segment based upon the Company’s organizational structure, the way in which the operations are managed and evaluated, the availability of separate financial results and materiality considerations.

Net Income (Loss) Per Share

The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares that were outstanding during the period, including shares of common stock that are issuable at the end of the reporting period. The computation of diluted EPS is based on the number of basic weighted-average shares outstanding plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method. The computation of diluted net income per share does not assume conversion, exercise or contingent issuance of securities that would have an antidilutive effect on earnings per share. Therefore, when calculating EPS if the Company experienced a loss, there is no inclusion of dilutive securities as their inclusion in the EPS calculation is antidilutive. Furthermore, options and warrants will have a dilutive effect under the treasury stock method only when the average market price of the common stock during the period exceeds the exercise price of the options or warrants (they are in the money). See “Note 6 - Net Loss Per Share” for further discussion.

All share and per share amounts reflect the 1-for-3 reverse stock split declared effective on March 21, 2011, by FINRA.

Recently Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company’s previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial statements.